19. Information on related parties (Tables)	12 Months Ended
Dec. 31, 2017
Information On Related Parties Tables
Related party transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:
Termoeléctrica José de San Martín S.A.	12-31-2017	180	-	19	-
	12-31-2016	180	-	19	-
	12-31-2015	150	-	19	-

Distribuidora de Gas Cuyana S.A.	12-31-2017	-	46,793	-	7,251
	12-31-2016	-	23,019	-	2,564
	12-31-2015	-	9,858	-	807

Distribuidora de Gas del Centro S.A.	12-31-2017	-	-	-	-
	12-31-2016	-	92	-	-
	12-31-2015	-	2,923	-	3,624

Energía Sudamericana S.A.	12-31-2017	-	-	260	1,928
	12-31-2016	257	-	260	-
	12-31-2015	388	-	16,907	-

Transportadora de Gas del Mercosur S.A.	12-31-2017	3,270	-	17,245	-
	12-31-2016	3,105	-	13,940	-
	12-31-2015	-	-	10,799	-

Related companies:
RMPE Asociados S.A.	12-31-2017	137	96,352	-	-
	12-31-2016	145	65,076	11	-
	12-31-2015	130	24,161	11	-
Total	12-31-2017	3,587	143,145	17,524	9,179
	12-31-2016	3,687	88,187	14,230	2,564
	12-31-2015	668	36,942	27,736	4,431